Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies
Schedule of Consolidated Statement of Operations and Comprehensive Loss of restatement
	Three Months Ended			Six Months Ended
	June 30, 2023			June 30, 2023
	As Filed	Adjustment	As Restated	As Filed	Adjustment	As Restated
Amortization and depreciation	$267	$61,812	$62,079	531	123,624	124,155
Total operating expense	$378,936	$61,812	$440,748	774,113	123,624	897,737
Loss from operations	$(355,474)	$(61,812)	$(417,286)	(708,910)	(123,624)	(832,534)
Net loss	$(356,058)	$(61,812)	$(417,870)	(709,669)	(123,624)	(833,293)

Schedule of Consolidated Statement of Cash Flows of restatement
	Six Months Ended
	June 30,2023
	As Filed	Adjustment	As Restated

Cash Flows from Operating Activities:
Net loss	$(709,669)	$(123,624)	$(833,293)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	$531	$123,624	$124,155
Net Cash used in Operating Activities	$(423,890)	$-	$(423,890)

	Year Ended
	December 31, 2022
	As Filed	Adjustment	As Reclassified
Cash Flows from Operating Activities:
Net loss	$(2,907,828)	$-	$(2,907,828)
Changes in operating assets and liabilities:
Digital currency	374	(47,350)	(46,976)
Related party advances funding operating expense	108,569	47,350	155,919
Net Cash used in Operating Activities	$(708,450)	$-	$(708,450)

Schedule of Consolidated Statement of Stockholders' Equity of restatement
	June 30, 2023
	As Filed	Adjustment	As Restated
Stockholders' equity:
Accumulated deficit	$(60,091,069)	$(123,624)	$(60,214,693)
Total stockholders' equity	$2,965,449	$(123,624)	$2,841,825

Schedule of Antidilutive Securities
	June 30,	June 30,
	2024	2023
	Shares	Shares
Convertible notes	-	300,000
Convertible Series C Preferred Stock	49,059,894	18,930,320
Convertible Series A Preferred Stock(1)	-	10,000,000,000
	49,059,894	10,019,230,320

	December 31	December 31
	2023	2022
	Shares	Shares
Convertible notes	300,000	194,444
Convertible Series C Preferred Stock	25,957,712	650,959
Convertible Series A Preferred Stock(1)	10,000,000,000	10,000,000,000
	10,026,257,712	10,000,845,403

Schedule of Restated loss from operations or net loss
	Three Months Ended			Six Months Ended
	June 30, 2023			June 30, 2023
	As Filed and Restated*	Adjustment	As Reclassified	As Filed and Restated*	Adjustment	As Reclassified

Cost of revenue	$4,893	$(4,893)	$-	$18,747	$(18,747)	$-
Operating Expenses
Cost of revenue (exclusive of amortization and depreciation shown separately below)	-	28,576	28,576	-	68,351	68,351
Amortization and depreciation	62,079	-	62,079	124,155	-	124,155
General and administration	114,151	(37,265)	76,886	213,935	(62,257)	151,678
Marketing	-	28,217	28,217	-	39,818	39,818
Professional fees- related party	-	84,365	84,365	-	156,835	156,835
Professional fees	264,518	(99,000)	165,518	559,647	(184,000)	375,647
Total operating expenses	$440,748	$4,893	$445,641	$897,737	$18,747	$916,484

Loss from Operations	$(417,286)	$-	$(417,286)	$(832,534)	$-	$(832,534)

	December 31, 2023			December 31, 2022
	As Filed	Adjustment	As Reclassified	As Filed	Adjustment	As Reclassified
Cost of revenue	$133,508	$(133,508)	$-	$1,893	$(1,893)	$-

Operating Expenses
Cost of revenue (exclusive of amortization and depreciation shown separately below)	-	193,876	193,876	-	56,338	56,338
Amortization and depreciation	-	248,510	248,510	-	803	803
General and administration	584,434	(261,574)	322,860	281,970	(25,284)	256,686
Marketing	148,289	-	148,289	96,553	-	96,553
Management compensation	180,000	-	180,000	2,100,000	-	2,100,000
Professional fees- related party	8,640,000	259,596	8,899,596	-	188,036	188,036
Professional fees	932,352	(306,900)	625,452	500,875	(218,000)	282,875
Total operating expenses	$10,485,075	$133,508	$10,618,583	$2,979,398	$1,893	$2,981,291

Schedule of cost of revenue
	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2024	2023	2024	2023
Cost of inventory	$58,529	$4,607	$134,725	$30,761
Freight and shipping	5,620	9,334	8,150	10,425
Consulting and advisory-related party	6,200	11,800	10,400	20,800
Royalty and sales commission-related party	19,590	2,835	62,736	6,365
Total cost of revenue	$89,939	$28,576	$216,011	$68,351

	Years Ended
	December 31,
	2023	2022
Cost of inventory	$101,978	$21,431
Freight and shipping	14,494	8,674
Consulting and advisory	30,100	21,569
Royalty and sales commission	47,304	4,664
	$193,876	$56,338

Schedule of Reconciliation to Net Loss Per Common Share
	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2024	2023	2024	2023
Numerator:
Net loss	$(907,404)	$(417,870)	$(4,427,114)	$(833,293)
Net loss - diluted	$(907,404)	$(417,870)	$(4,427,114)	$(833,293)

Denominator:
Weighted average common shares outstanding	36,387,315	97,350,883	64,310,131	95,766,935
Effect of dilutive shares	-	-	-	-
Convertible notes	-	300,000	-	300,000
Preferred stock	50,559,528	10,018,858,616	49,059,894	10,018,930,320
Diluted	86,946,843	10,116,509,499	113,370,025	10,114,997,255

Net loss per common share:
Basic	$(0.02)	$(0.00)	$(0.07)	$(0.01)
Diluted	$(0.01)	$(0.00)	$(0.04)	$(0.00)

	Years Ended
	December 31,
	2023	2022
Numerator:
Net Loss	$(9,855,019)	$(2,907,828)
Net Loss - diluted	$(9,855,019)	$(2,907,828)

Denominator:
Weighted average common shares outstanding	96,663,470	62,254,977
Effect of dilutive shares
Convertible notes	273,683	69,954
Preferred stock	10,025,957,712	10,013,019,178
Diluted	10,122,894,865	10,075,344,109

Net loss per common share:
Basic	$(0.10)	$(0.05)
Diluted	$(0.00)	$(0.00)

Schedule of deferred offering costs
	June 30	December 31
	2024	2023
Legal fees	$34,675	$-